Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Trade receivables		$ 4,571
Other receivables		21,665	15,146
Amount due from related parties		16,700	3,399
Cash and cash equivalents		49,883	75,470
Total current assets		92,819	94,015
NON-CURRENT ASSETS:
Property and equipment, net		1,300,820	675,183
Right-of-use assets, net		408,699	446,957
Goodwill		64,578	67,190
Total non-current assets		1,774,097	1,189,330
TOTAL ASSETS		1,866,916	1,283,345
CURRENT LIABILITIES:
Trade payables		505
Amount owing to directors		1,069,384	487,890
Accrued expenses and other payables		1,668,451	489,342
Share subscriptions received in advance		104,463
Lease liabilities		20,160	13,218
Provision for taxation		31	32
Total current liabilities		3,266,494	990,482
NON-CURRENT LIABILITIES:
Lease liabilities		463,944	469,437
Total non-current liabilities		463,944	469,437
TOTAL LIABILITIES		3,730,438	1,459,919
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Common Shares, $0.0001 par value, 100,000,000,000 shares authorized, 229,000,001 and 100 shares issued and outstanding as of Dec 31, 2023 and Dec 31, 2022 respectively		22,900	22,900
Additional paid-in capital		315,213	315,213
Irredeemable convertible preference shares		973,092	973,092
Merger reserve		(1,726)	(1,726)
Comprehensive loss		(44,149)	(45,559)
Accumulated losses		(3,153,565)	(1,479,688)
Non-controlling interest		24,713	39,194
Total stockholders’ equity		(1,863,522)	(176,574)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		1,866,916	1,283,345
Related Party [Member]
CURRENT ASSETS:
Other receivables	[1]	16,700	3,399
CURRENT LIABILITIES:
Amount due to related party		$ 403,500

[1]	As of December 31, 2023, the amount due from related parties of $16,700 was owing from See Unicorn Ventures Limited and Angkasa-X (L) Foundation for non-trade transactions, with the amount of $12,750 and $3,950 respectively.